Basis of Preparation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Basis of Preparation
2.	BASIS OF PREPARATION

(a)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”) issued and outstanding as of December 31, 2020. These consolidated financial statements were approved and authorized for issuance by the Board of Directors on
March 19, 2021.

(b)	Basis of presentation
These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments, which are measured at fair value.

(c)	Basis of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control is defined as Equinox Gold having power over the entity, rights to variable returns from its involvement with the entity, and the ability to use its power to affect the amount of returns. All intercompany transactions and balances are eliminated on consolidation.
At Decemb
e
r 31, 2020, the Company’s material subsidiaries include the following:

Company	Location	Ownership Interest
Castle Mountain Venture	USA	100%
Desarrollos Mineros San Luis S.A. de C.V.	Mexico	100%
Fazenda Brasileiro Desenvolvimento Mineral Ltda	Brazil	100%
Mineração Aurizona S.A.	Brazil	100%
Mineração Riacho Dos Machados Ltda	Brazil	100%
Pilar de Goias Desenvolvimento Mineral Ltda	Brazil	100%
Santa Luz Desenvolvimento Mineral Ltda	Brazil	100%
Western Mesquite Mines, Inc.	USA	100%

(d)	Functional currency and presentation currency
Except as otherwise noted, these financial statements are presented in United States dollars (“US dollars”), the functional currency of the Company and its subsidiaries.
Transactions in foreign currencies are initially recorded in the functional currency by applying the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the statement of financial position.
Non-monetary
assets and liabilities are translated at historical exchange rates, unless the item is carried at fair value, in which case it will be translated at the exchange rate in effect at the date when the fair value was determined. Resulting foreign exchange gains and losses are recognized in income or loss. Foreign currency gains and losses are reported on a net basis.

(e)	Accounting standards and amendments issued but not yet adopted
The following standards and interpretations have been issued but are not yet effective as of December 31, 2020:
IAS 16,
Property, Plant and Equipment – Proceeds before Intended Use
On May 14, 2020, the IASB published a narrow scope amendment to IAS 16,
Property, Plant and Equipment – Proceeds before Intended Use
. The amendment prohibits deducting from the cost of property, plant and equipment amounts received from selling items produced while preparing the asset for its intended use. Instead, amounts received will be recognized as sales proceeds and related cost in profit or loss.
The effective date is for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The amendment applies retrospectively, but only to items of property, plant and equipment made available for use in the earliest period presented in the financial statements in the year of adoption.
The Company intends to adopt the amendment in its financial statements for the annual period beginning on January 1, 2021. On adoption, the Company will reclassify $1.6 million of pre-commercial
production net income from property, plant and equipment as at December 31, 2020 to the statement of income (loss) for the year ended December 31, 2020, comprising of $2.9 million in revenue, $1.0 million in production costs and $0.3 million in depreciation.
Interest rate benchmark reform
On August 27, 2020, the IASB issued “Interest Rate Benchmark Reform – Phase 2 (amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) with amendments that address issues that might affect financial reporting related to financial instruments and hedge accounting resulting from the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments are effective for annual periods beginning on or after January 1, 2021 and are to be applied retrospectively. The Company is currently assessing the impact of the amendments on the Company’s consolidated financial statements.